Nuveen Mortgage and Income Fund
Portfolio of Investments September 30, 2022
(Unaudited)
JLS
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 140.8%   (99.9% of Total Investments)
106304103 MORTGAGE-BACKED SECURITIES - 103.4% (73.4% of Total Investments)
X 106,304,103
$ 1,500 ACRE Commercial Mortgage 2021-FL4 Ltd (1-Month
LIBOR reference rate + 2.600% spread), 144A (3)
5.593% 12/18/37 N/R $ 1,456,219
500 Alen 2021-ACEN Mortgage Trust (1-Month LIBOR
reference rate + 4.000% spread), 144A
6.818% 4/15/34 BB- 453,523
1,000 Angel Oak Mortgage Trust 2019-5 , 144A 3.957% 10/25/49 BB+ 880,300
1,000 BANK 2017-BNK6 2017 BNK6 3.851% 7/15/60 A 854,970
1,000 BANK 2019-BNK21 , 144A 2.500% 10/17/52 BBB 678,839
1,000 BBCMS Mortgage Trust 2020-C6 , 144A 2020 C6 3.811% 2/15/53 N/R 803,380
1,500 Benchmark 2020-B18 Mortgage Trust , 144A (3) 4.139% 7/15/53 B- 1,254,019
845 CD 2016-CD1 Mortgage Trust (3) 3.631% 8/10/49 A- 732,311
1,500 CD 2016-CD2 Mortgage Trust 2016 CD2 4.114% 11/10/49 A- 1,241,409
1,028 CD 2017-CD3 Mortgage Trust 2017 CD3 4.699% 2/10/50 A- 906,333
25 CF 2020-P1 Mortgage Trust , 144A 2.840% 4/15/25 N/R 23,324
672 CFK Trust 2019-FAX , 144A 2019 FAX 4.791% 1/15/39 N/R 569,128
490 CHL Mortgage Pass-Through Trust 2006-HYB1 2006
HYB1
2.899% 3/20/36 Caa3 459,048
1,500 COMM 2013-LC13 Mortgage Trust , 144A (3) 5.425% 8/10/46 BB- 1,386,863
925 COMM 2014-CCRE15 Mortgage Trust 2014 CR15 4.820% 2/10/47 A2 897,839
700 COMM 2014-CCRE15 Mortgage Trust , 144A 2014 CR15 4.820% 2/10/47 Baa2 670,024
1,794 COMM 2014-CCRE19 Mortgage Trust , 144A 4.854% 8/10/47 BBB- 1,637,985
500 Comm 2014-UBS2 Mortgage Trust 4.947% 3/10/47 Baa1 478,092
1,500 COMM 2014-UBS3 Mortgage Trust , 144A (3) 4.926% 6/10/47 N/R 1,359,624
1,400 COMM 2015-CCRE22 Mortgage Trust , 144A 3.000% 3/10/48 BB- 1,112,077
2,000 COMM 2015-CCRE23 Mortgage Trust (3) 4.428% 5/10/48 N/R 1,706,702
800 COMM 2015-CCRE25 Mortgage Trust (3) 4.669% 8/10/48 A- 721,179
1,245 COMM 2015-CCRE25 Mortgage Trust 3.919% 8/10/48 BB 1,003,012
3,030 Connecticut Avenue Securities Trust 2021-R01
(SOFR30A reference rate + 3.100% spread), 144A 2021
R01
5.381% 10/25/41 B+ 2,755,747
3,000 Connecticut Avenue Securities Trust 2021-R01
(SOFR30A reference rate + 6.000% spread), 144A
8.281% 10/25/41 N/R 2,604,419
625 Connecticut Avenue Securities Trust 2021-R03
(SOFR30A reference rate + 5.500% spread), 144A
7.781% 12/25/41 N/R 528,662
2,300 Connecticut Avenue Securities Trust 2022-R01
(SOFR30A reference rate + 3.150% spread), 144A 2022
R01(3)
5.431% 12/25/41 BB 1,995,486
2,100 Connecticut Avenue Securities Trust 2022-R01
(SOFR30A reference rate + 6.000% spread), 144A
8.281% 12/25/41 N/R 1,819,395
3,000 Connecticut Avenue Securities Trust 2022-R02
(SOFR30A reference rate + 4.500% spread), 144A 2022
R02(3)
6.781% 1/25/42 B+ 2,695,007
3,000 Connecticut Avenue Securities Trust 2022-R03
(SOFR30A reference rate + 6.250% spread), 144A
6.349% 3/25/42 BB- 2,890,022
1,000 Connecticut Avenue Securities Trust 2022-R03
(SOFR30A reference rate + 3.500% spread), 144A (3)
5.781% 3/25/42 BBB- 952,910
200 Connecticut Avenue Securities Trust 2022-R04
(SOFR30A reference rate + 3.100% spread), 144A
5.381% 3/25/42 BBB- 187,823
581 Connecticut Avenue Securities Trust 2022-R04
(SOFR30A reference rate + 5.250% spread), 144A
7.531% 3/25/42 BB- 536,425
2,900 Connecticut Avenue Securities Trust 2022-R05
(SOFR30A reference rate + 7.000% spread), 144A 2022
R05
9.281% 4/25/42 B3 2,724,099
460 Connecticut Avenue Securities Trust 2022-R06
(SOFR30A reference rate + 3.850% spread), 144A 2022
R06(3)
6.131% 5/25/42 BBB- 436,764
250 Connecticut Avenue Securities Trust 2022-R06
(SOFR30A reference rate + 6.350% spread), 144A
8.631% 5/25/42 BB- 237,868

Nuveen Mortgage and Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JLS
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
106304103 MORTGAGE-BACKED SECURITIES (continued)
$ 960 Connecticut Avenue Securities Trust 2022-R07
(SOFR30A reference rate + 6.800% spread), 144A 2022
R07
9.105% 6/25/42 BB- $ 925,430
1,500 Connecticut Avenue Securities Trust 2022-R08
(SOFR30A reference rate + 5.600% spread), 144A
7.114% 7/25/42 BB- 1,410,089
33,000 DOLP Trust 2021-NYC , 144A , (I/O) 0.665% 5/10/41 A- 1,360,945
4,900 Fannie Mae Connecticut Avenue Securities (SOFR30A
reference rate + 3.300% spread), 144A
5.581% 11/25/41 B+ 4,440,938
674 Farmer Mac Agricultural Real Estate Trust 1992-A , 144A 3.238% 7/25/51 N/R 459,755
89 Flagstar Mortgage Trust 2017-2 , 144A 4.044% 10/25/47 Aa3 80,429
7,723 Freddie Mac Multifamily ML Certificates 1.300% 7/25/41 N/R 809,506
2,970 Freddie Mac Stacr Remic Trust 2020-DNA1 (1-Month
LIBOR reference rate + 2.300% spread), 144A 2020
DNA1
5.384% 12/25/49 B 2,727,346
4,900 Freddie Mac STACR Remic Trust 2020-DNA2 (1-Month
LIBOR reference rate + 2.500% spread), 144A (3)
5.584% 2/25/50 B 4,439,529
2,000 Freddie Mac STACR REMIC Trust 2021-DNA6 (SOFR30A
reference rate + 7.500% spread), 144A
9.781% 10/25/41 N/R 1,774,892
1,000 Freddie Mac STACR REMIC Trust 2021-DNA6 (SOFR30A
reference rate + 3.400% spread), 144A 2021 DNA6
5.681% 10/25/41 BB- 898,120
3,000 Freddie Mac STACR REMIC Trust 2022-DNA1 (SOFR30A
reference rate + 3.400% spread), 144A (3)
5.681% 1/25/42 B+ 2,610,622
1,000 Freddie Mac STACR REMIC Trust 2022-DNA1 (SOFR30A
reference rate + 7.100% spread), 144A
9.381% 1/25/42 N/R 836,809
1,500 Freddie Mac STACR REMIC Trust 2022-DNA2 (SOFR30A
reference rate + 4.750% spread), 144A 2022 DNA2
7.031% 2/25/42 B+ 1,352,833
1,270 Freddie Mac STACR REMIC Trust 2022-DNA2 (SOFR30A
reference rate + 3.750% spread), 144A (3)
6.031% 2/25/42 BB 1,165,091
300 Freddie Mac STACR REMIC Trust 2022-DNA3 (SOFR30A
reference rate + 2.900% spread), 144A
5.181% 4/25/42 BBB 283,863
1,000 Freddie Mac STACR REMIC Trust 2022-DNA3 (SOFR30A
reference rate + 5.650% spread), 144A
7.931% 4/25/42 B+ 947,729
500 Freddie Mac STACR REMIC Trust 2022-DNA4 (SOFR30A
reference rate + 3.350% spread), 144A (3)
5.631% 5/25/42 BBB- 476,380
3,000 Freddie Mac STACR Trust 2019-DNA4 (1-Month LIBOR
reference rate + 2.700% spread), 144A 2019 DNA4
5.784% 10/25/49 BB- 2,856,405
130 Freddie Mac Strips (1-Month LIBOR reference rate +
5.920% spread) , (I/O)
3.102% 3/15/44 N/R 11,665
1,000 Freddie Mac Structured Agency Credit Risk Debt Notes
(SOFR30A reference rate + 4.000% spread), 144A (3)
6.281% 7/25/42 Baa3 960,697
1,400 GS Mortgage Securities Corp II (1-Month LIBOR
reference rate + 3.350% spread), 144A
6.168% 11/15/36 N/R 1,298,207
1,500 GS Mortgage Securities Corp Trust 2017-SLP , 144A 4.744% 10/10/32 B 1,474,457
1,100 GS Mortgage Securities Corp Trust 2018-TWR (1-Month
LIBOR reference rate + 1.850% spread), 144A
4.668% 7/15/31 BB 1,019,745
1,000 GS Mortgage Securities Corp Trust 2018-TWR (1-Month
LIBOR reference rate + 1.700% spread), 144A 2018
TWR(3)
4.518% 7/15/31 BBB 946,310
892 GS Mortgage Securities Corp Trust 2018-TWR (1-Month
LIBOR reference rate + 4.175% spread), 144A 2018 TWR
6.993% 7/15/31 N/R 739,468
700 GS Mortgage Securities Corp Trust 2018-TWR (1-Month
LIBOR reference rate + 3.050% spread), 144A 2018 TWR
5.868% 7/15/31 CCC 619,515
700 GS Mortgage Securities Corp Trust 2018-TWR (1-Month
LIBOR reference rate + 2.350% spread), 144A 2018 TWR
5.168% 7/15/31 B 639,598
2,000 GS Mortgage Securities Trust 2016-GS4 (3) 4.079% 11/10/49 A- 1,723,027
1,000 Hudson Yards Mortgage Trust , 144A 2019 3.041% 12/10/41 N/R 712,908
377 JP Morgan Chase Commercial Mortgage Securities Trust
2019-ICON UES , 144A 2019 UES
4.601% 5/05/32 BBB- 358,053
441 JP Morgan Chase Commercial Mortgage Securities Trust
2019-ICON UES , 144A 2019 UES
4.601% 5/05/32 BB- 407,289
366 JP Morgan Chase Commercial Mortgage Securities Trust
2020-NNN , 144A 2020 NNN
3.972% 1/16/37 N/R 311,882

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
106304103 MORTGAGE-BACKED SECURITIES (continued)
$ 891 JP Morgan Mortgage Trust 2018-6 , 144A 3.889% 12/25/48 Baa3 $ 730,219
1,600 JPMBB Commercial Mortgage Securities Trust 2014-C22 4.699% 9/15/47 BBB 1,443,183
1,000 JPMBB Commercial Mortgage Securities Trust 2015-C27
2015 C27(3)
3.898% 2/15/48 N/R 933,473
760 JPMBB Commercial Mortgage Securities Trust 2015-C29
2015 C29(3)
4.118% 5/15/48 AA- 706,551
1,189 JPMBB Commercial Mortgage Securities Trust 2016-C1
2016 C1
4.894% 3/17/49 A- 1,088,873
1,500 JPMCC Commercial Mortgage Securities Trust 2017-JP6
, 144A 2017 JP6
4.617% 7/15/50 BBB+ 1,223,565
1,250 JPMCC Commercial Mortgage Securities Trust 2017-JP6
2017 JP6
3.867% 7/15/50 A- 1,048,022
1,849 JPMCC Commercial Mortgage Securities Trust 2017-JP7
, 144A
4.531% 9/15/50 BBB 1,477,813
600 Morgan Stanley Bank of America Merrill Lynch Trust 2014
C19 2014 C19(3)
4.000% 12/15/47 N/R 543,827
226 Morgan Stanley Capital I Trust 2015-MS1 2015 MS1 4.158% 5/15/48 N/R 210,432
190 Morgan Stanley Mortgage Loan Trust 2007-15AR 2007
15AR
2.995% 11/25/37 CCC 145,016
500 MRCD 2019-MARK Mortgage Trust , 144A 2019 PARK 2.718% 12/15/36 BBB- 443,065
1,000 MRCD 2019-MARK Mortgage Trust , 144A 2.718% 12/15/36 N/R 879,047
250 MSCG Trust 2015-ALDR , 144A 3.577% 6/07/35 BBB- 201,537
750 MSCG Trust 2015-ALDR , 144A 3.577% 6/07/35 A- 633,303
1,050 Natixis Commercial Mortgage Securities Trust 2019-MILE
(1-Month LIBOR reference rate + 4.250% spread), 144A
7.068% 7/15/36 N/R 992,980
1,000 Natixis Commercial Mortgage Securities Trust 2019-MILE
(1-Month LIBOR reference rate + 2.750% spread), 144A
(3)
5.568% 7/15/36 N/R 969,852
1,371 OPG Trust 2021-PORT (1-Month LIBOR reference rate +
1.529% spread), 144A
4.347% 10/15/36 N/R 1,241,431
1,000 PKHL Commercial Mortgage Trust 2021-MF (1-Month
LIBOR reference rate + 2.000% spread), 144A 2021 MF(3)
4.818% 7/15/38 BBB 935,165
40,180 SLG Office Trust 2021-OVA , 144A 0.258% 7/15/41 AA- 668,370
1,688 SMR 2022-IND Mortgage Trust (TSFR1M reference rate +
3.950% spread), 144A (3)
6.795% 2/15/39 Baa3 1,599,372
1,500 Spruce Hill Mortgage Loan Trust 2020-SH1 , 144A 3.827% 1/28/50 BBB 1,362,528
127,100 SUMIT 2022-BVUE Mortgage Trust , 144A 2022 BVUE 0.179% 2/12/41 A1 781,907
1,000 UBS-Barclays Commercial Mortgage Trust 2013-C5 ,
144A
3.649% 3/10/46 A2 976,272
1,500 VNDO Trust 2016-350P , 144A 4.033% 1/10/35 B 1,200,770
1,300 Wells Fargo Commercial Mortgage Trust 2015-NXS1
2015 NXS1(3)
4.287% 5/15/48 BBB- 1,137,171
$ 323,006 Total Mortgage-Backed Securities (cost $118,481,772) 106,304,103
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
38374536 ASSET-BACKED SECURITIES - 37.4% (26.5% of Total Investments)
X 38,374,536
1,057 AASET 2020-1 Trust , 144A 2020 1A(4) 6.413% 1/16/40 B $ 11
1,500 Adams Outdoor Advertising LP , 144A 7.356% 11/15/48 BB 1,336,497
881 Adams Outdoor Advertising LP , 144A 4.810% 11/15/48 A 833,440
750 Affirm Asset Securitization Trust 2021-B , 144A 2.540% 8/17/26 N/R 662,778
500 AGL CLO 19 Ltd (TSFR3M reference rate + 2.750%
spread), 144A
0.000% 7/21/35 AA 493,591
1,014 Air Canada 2020-2 Class A Pass Through Trust , 144A
2020 A(3)
5.250% 4/01/29 A 953,323
918 Air Canada 2020-2 Class B Pass Through Trust , 144A (3) 9.000% 10/01/25 BBB 911,088
1,300 Avis Budget Rental Car Funding AESOP LLC , 144A 4.080% 2/20/28 Ba2 1,035,074
299 Bojangles Issuer LLC , 144A 3.832% 10/20/50 N/R 266,468
250 Bonanza RE Ltd (3-Month U.S. Treasury Bill reference rate
+ 5.750% spread), 144A (5)
9.031% 3/16/25 N/R 2,500

Nuveen Mortgage and Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JLS
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
38374536 ASSET-BACKED SECURITIES (continued)
$ 500 Bonanza RE Ltd (3-Month U.S. Treasury Bill reference rate
+ 4.750% spread), 144A (5)
7.995% 12/23/24 N/R $ 200,000
546 British Airways 2020-1 Class A Pass Through Trust , 144A
(3)
4.250% 11/15/32 A 491,632
486 British Airways 2020-1 Class B Pass Through Trust , 144A
(3)
8.375% 11/15/28 BBB 491,630
550 Caelus Re VI Ltd (3-Month U.S. Treasury Bill reference
rate + 5.380% spread), 144A (5)
8.625% 6/07/23 N/R 532,400
2,000 Cars Net Lease Mortgage Notes Series 2020-1 , 144A 4.690% 12/15/50 BBB 1,801,184
775 Cars-DB4, LP , 144A 4.520% 2/15/50 BBB 682,744
3 Carvana Auto Receivables Trust 2021-P2 , 144A 0.000% 5/10/28 N/R 1,018,750
250 Cayuga Park CLO Ltd (3-Month LIBOR reference rate +
6.000% spread), 144A 2020 1A
1.000% 7/17/34 BB- 213,995
385 CIFC Funding 2020-II Ltd (3-Month LIBOR reference rate
+ 6.500% spread), 144A
0.000% 10/20/34 BB- 340,683
375 CIFC Funding 2022-II Ltd (TSFR3M reference rate +
7.000% spread), 144A 2022 2A
0.000% 4/19/35 Ba3 324,526
750 CIFC Funding 2022-IV Ltd (SOFR reference rate +
3.550% spread), 144A
0.000% 7/16/35 BBB- 682,568
250 Citrus Re Ltd (3-Month U.S. Treasury Bill reference rate +
5.100% spread), 144A (5)
5.100% 6/07/25 N/R 246,500
407 DB Master Finance LLC , 144A 4.021% 5/20/49 BBB 378,812
748 EWC Master Issuer LLC , 144A 5.500% 3/15/52 N/R 682,438
500 Goldentree Loan Opportunities IX Ltd (3-Month LIBOR
reference rate + 5.660% spread), 144A
8.466% 10/29/29 BB- 435,579
500 GoldentTree Loan Management US CLO 1 Ltd (3-Month
LIBOR reference rate + 7.500% spread), 144A
8.563% 10/20/34 B- 393,651
375 GRACIE POINT INTERNATIONAL FUNDING 2021-1
(1-Month LIBOR reference rate + 2.400% spread), 144A
2021 1A
4.964% 11/01/23 N/R 371,459
491 Hardee's Funding LLC , 144A 3.981% 12/20/50 BBB 421,657
500 Hertz Vehicle Financing III LLC , 144A 2022 1A 4.850% 6/25/26 Ba2 435,853
250 Hestia Re Ltd (1-Month U.S. Treasury Bill reference rate +
9.500% spread), 144A (5)
9.500% 4/22/25 N/R 12,500
245 HIN Timeshare Trust 2020-A , 144A 2020 A 6.500% 10/09/39 B 227,076
343 HIN Timeshare Trust 2020-A , 144A 2020 A 5.500% 10/09/39 BB 316,875
646 Jack in the Box Funding LLC , 144A 2019 1A 4.476% 8/25/49 BBB 586,597
280 Lunar Aircraft 2020-1 LTD , 144A 4.335% 2/15/45 BB 206,526
500 Madison Park Funding XXXVI Ltd (TSFR3M reference rate
+ 5.460% spread), 144A 2019 36A
5.764% 4/15/35 BBB- 470,776
1,125 Magnetite XXIII Ltd (3-Month LIBOR reference rate +
6.300% spread), 144A 2019 23A
7.484% 1/25/35 BB- 980,557
285 Matterhorn Re Ltd , 144A 0.000% 12/07/22 N/R 273,600
250 Matterhorn Re Ltd (SOFR reference rate + 5.315%
spread), 144A (5)
5.889% 3/24/25 N/R 240,000
1,630 Mexico Remittances Funding Fiduciary Estate
Management Sarl , 144A
4.875% 1/15/28 BB+ 1,340,675
1,357 Mosaic Solar Loan Trust 2019-2 , 144A 0.000% 9/20/40 N/R 759,742
15 Mosaic Solar Loan Trust 2020-1 , 144A 2020 1A 4.470% 4/20/46 N/R 14,467
941 Mosaic Solar Loan Trust 2020-1 , 144A 0.000% 4/20/46 N/R 769,154
224 Mosaic Solar Loan Trust 2020-1 , 144A 2020 1A 6.910% 4/20/46 N/R 223,470
1,024 Mosaic Solar Loan Trust 2020-2 , 144A 2020 2A 5.420% 8/20/46 N/R 955,813
316 MVW 2020-1 LLC , 144A 2020 1A 7.140% 10/20/37 BB 298,415
683 MVW 2020-1 LLC , 144A 2020 1A 4.210% 10/20/37 BBB 630,077
500 Oportun Funding 2022-1 LLC , 144A 2022 1 6.000% 6/15/29 N/R 477,241
500 Oportun Funding XIV LLC , 144A 5.400% 3/08/28 N/R 460,171
1,000 Oportun Issuance Trust 2021-B , 144A 2021 B 5.410% 5/08/31 N/R 891,446
350 Oportun Issuance Trust 2021-C , 144A 5.570% 10/08/31 N/R 300,037
625 Palmer Square CLO Ltd (TSFR3M reference rate +
6.350% spread), 144A 2022 1A
0.000% 4/20/35 Ba3 520,669
250 Purchasing Power Funding 2021-A LLC , 144A 4.370% 10/15/25 N/R 241,303
1,365 Purewest Funding LLC , 144A 4.091% 12/22/36 BBB+ 1,294,182

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
38374536 ASSET-BACKED SECURITIES (continued)
$ 2 Putnam RE PTE Ltd (1-Month U.S. Treasury Bill reference
rate + 5.500% spread), 144A (4),(5)
8.747% 6/07/24 N/R $ 0
400 Residential Reinsurance 2020 Ltd (3-Month U.S. Treasury
Bill reference rate + 6.180% spread), 144A (5)
6.510% 12/06/24 N/R 392,000
500 SD Re Ltd (3-Month U.S. Treasury Bill reference rate +
9.250% spread), 144A (5)
12.500% 11/19/24 N/R 479,500
1,289 SERVPRO Master Issuer LLC , 144A 2019 1A 3.882% 10/25/49 BBB- 1,138,780
577 Sesac Finance LLC , 144A 5.216% 7/25/49 N/R 528,710
72 Sierra Timeshare 2019-3 Receivables Funding LLC , 144A 4.180% 8/20/36 BB 67,802
437 Sierra Timeshare 2020-2 Receivables Funding LLC , 144A
2020 2A
6.590% 7/20/37 BB 419,704
1,000 Sixth Street CLO XIX Ltd (3-Month LIBOR reference rate
+ 5.900% spread), 144A
6.035% 7/20/34 BB- 864,362
519 Start II LTD , 144A 5.095% 3/15/44 BB 379,653
497 Taco Bell Funding LLC , 144A 4.970% 5/25/46 BBB 478,851
1,000 TCW CLO 2021-2 Ltd (3-Month LIBOR reference rate +
6.860% spread), 144A
6.985% 7/25/34 BB- 884,081
1,310 United Airlines 2020-1 Class A Pass Through Trust (3) 5.875% 10/15/27 A 1,263,324
500 VB-S1 Issuer LLC - VBTEL , 144A 4.288% 2/15/52 BBB- 437,402
1,464 Vivint Solar Financing V LLC , 144A 7.370% 4/30/48 N/R 1,355,898
600 VR Funding LLC , 144A 6.420% 11/15/50 N/R 552,269
$ 43,731 Total Asset-Backed Securities (cost $44,143,898) 38,374,536
Total Long-Term Investments (cost $162,625,670) 144,678,639
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
SHORT-TERM INVESTMENTS -  0.2% (0.1% of Total Investments)
X 199,972 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.2% (0.1% of Total Investments)
X 199,972
$ 200 Federal Home Loan Bank Discount Notes 0.000% 10/03/22 N/R $ 199,972
$ 200 Total U.S. Government and Agency Obligations (cost $199,972) 199,972
Total Short-Term Investments (cost $199,972) 199,972
Total Investments (cost $ 162,825,642 ) - 141 .0% 144,878,611
Borrowings - (9.2)% (6),(7) (9,495,000)
Reverse Repurchase Agreements, including accrued interest - (31.9)%(8) (32,794,447)
Other Assets Less Liabilities -  0.1% 190,810
Net Assets Applicable to Common Shares - 100% $ 102,779,974

Nuveen Mortgage and Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JLS
them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Mortgage-Backed Securities $ – $ 106,304,103 $ – $ 106,304,103
Asset-Backed Securities – 38,374,525 11 38,374,536
Short-Term Investments:
U.S. Government and Agency Obligations – 199,972 – 199,972
Total
$ – $ 144,878,600 $ 11 $ 144,878,611
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $47,613,544 have been pledged as collateral for reverse repurchase agreements.
(4) For fair value measurement disclosure purposes, investment classified as Level 3.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Borrowings as a percentage of Total Investments is 6.6%.
(7) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $31,477,694 have been pledged as collateral for borrowings.
(8) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 22.6%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
I/O Interest only security
LIBOR London Inter-Bank Offered Rate